Consolidated Statements of Comprehensive Income (Loss)	9 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Mar. 31, 2017 CNY (¥) ¥ / shares	Mar. 31, 2016 CNY (¥) ¥ / shares
Consolidated Statements of Comprehensive Income (Loss)
Net revenues	$ 75,320,704	¥ 490,059,099	¥ 472,385,716	¥ 417,139,969
Cost of revenues	39,815,218	259,049,753	239,852,504	208,017,208
Gross profit	35,505,486	231,009,346	232,533,212	209,122,761
Operating expenses:
Research and development	5,829,415	37,927,926	43,430,385	36,529,145
Sales and marketing	6,513,183	42,376,723	47,823,235	42,645,682
General and administrative	12,270,135	79,833,175	69,078,028	78,341,173
Provision for (reversal of) doubtful accounts	209,567	1,363,506	694,460	(127,852)
Total operating expenses	24,822,300	161,501,330	161,026,108	157,388,148
Income from operations	10,683,186	69,508,016	71,507,104	51,734,613
Other income (loss):
Share of losses of equity method investments	(288,670)	(1,878,172)	(16,121,334)	(8,829,140)
Impairment loss of long-term investments	(2,338,735)	(15,216,510)	(32,199,372)
Gain from disposal of long-term investments	498,664	3,244,457	1,600,000
Interest income, net of interest expenses	277,417	1,804,953	3,913,950	3,572,711
Foreign currency exchange gains (losses), net	(33,416)	(217,415)	(72,769)	(1,505,518)
Total other loss, net	(1,884,740)	(12,262,687)	(42,879,525)	(6,761,947)
Earnings before income taxes	8,798,446	57,245,329	28,627,579	44,972,666
Income tax expense	4,519,965	29,408,249	38,596,986	18,921,479
Net income (loss)	4,278,481	27,837,080	(9,969,407)	26,051,187
Net loss attributable to non-redeemable non-controlling interests	(54,116)	(352,101)	(253,405)
Net loss attributable to redeemable non-controlling interests	(221,995)	(1,444,363)
Net income (loss) attributable to ATA Inc.	4,554,592	29,633,544	(9,716,002)	26,051,187
Net income (loss)	4,278,481	27,837,080	(9,969,407)	26,051,187
Other comprehensive income (loss):
Foreign currency translation adjustment, net of nil income tax	(358,891)	(2,335,054)	658,228	2,002,553
Unrealized loss on available-for-sale investment, net of nil income tax			(553,870)
Reclassification adjustment for loss on available-for-sale investment included in net income, net of nil income tax	85,128	553,870
Total other comprehensive income (loss)	(273,763)	(1,781,184)	104,358	2,002,553
Comprehensive income (loss)	4,004,718	26,055,896	(9,865,049)	28,053,740
Comprehensive loss attributable to non-redeemable non-controlling interests	(54,116)	(352,101)	(253,405)
Comprehensive loss attributable to redeemable non-controlling interests	(221,995)	(1,444,363)
Comprehensive income (loss) attributable to ATA Inc.	$ 4,280,829	¥ 27,852,360	¥ (9,611,644)	¥ 28,053,740
Basic earnings (loss) per common share attributable to ATA Inc. (in CNY and dollars per share) | (per share)	$ 0.07	¥ 0.48	¥ (0.21)	¥ 0.57
Diluted earnings (loss) per common share attributable to ATA Inc. (in CNY and dollars per share) | (per share)	$ 0.07	¥ 0.48	¥ (0.21)	¥ 0.57